Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure	Prepaid expenses and other current assets consisted of the following:

	June 30, 2024	December 31, 2023
Current tax assets	$3,489	$4,545
Prepaid Expenses	4,341	6,026
Other	4,602	4,095
Total	$12,432	$14,666